Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BlackRock Funds III
BlackRock LifePath® Index 2030 Fund
BlackRock LifePath® Index 2035 Fund
BlackRock LifePath® Index 2040 Fund
BlackRock LifePath® Index 2045 Fund
BlackRock LifePath® Index 2050 Fund
BlackRock LifePath® Index 2055 Fund
BlackRock LifePath® Index 2060 Fund
BlackRock LifePath® Index 2065 Fund
BlackRock LifePath® Index 2070 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated February 24, 2026 to the Summary Prospectuses and Prospectuses of each Fund, as amended
Effective on or about June 1, 2026, certain Funds will begin to implement a revised target asset allocation that will incorporate a higher equity allocation, beginning 30 years from the target retirement date. Within the updated glidepath, equity exposure will be increased (relative to current equity exposure) beginning 30 years before retirement by up to approximately 6%, depending on the vintage of the Fund. The equity exposure at retirement remains unchanged. Accordingly, the following changes are made to each Fund’s Summary Prospectus and Prospectus, as applicable:
The glide path chart and target allocation table in the section of each Fund’s Summary Prospectus entitled “Key Facts About [the Fund] — Principal Investment Strategies of the Fund” and in the section of each Fund’s Prospectus entitled “Fund Overview — Key Facts About [the Fund] — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:
The following table lists the target allocation by years until retirement:

Years Until Retirement	Equity Funds (Includes REITs)	Fixed‑Income Funds
45	99%	1%
40	99%	1%
35	99%	1%
30	99%	1%
25	96%	4%
20	90%	10%
15	81%	19%
10	71%	29%
5	59%	41%
0	40%	60%

BLACKROCK LIFEPATH INDEX 2030 FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BlackRock Funds III
BlackRock LifePath® Index 2030 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated February 24, 2026 to the Summary Prospectuses and Prospectuses of each Fund, as amended
Effective on or about June 1, 2026, certain Funds will begin to implement a revised target asset allocation that will incorporate a higher equity allocation, beginning 30 years from the target retirement date. Within the updated glidepath, equity exposure will be increased (relative to current equity exposure) beginning 30 years before retirement by up to approximately 6%, depending on the vintage of the Fund. The equity exposure at retirement remains unchanged. Accordingly, the following changes are made to each Fund’s Summary Prospectus and Prospectus, as applicable:
The glide path chart and target allocation table in the section of each Fund’s Summary Prospectus entitled “Key Facts About [the Fund] — Principal Investment Strategies of the Fund” and in the section of each Fund’s Prospectus entitled “Fund Overview — Key Facts About [the Fund] — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:
The following table lists the target allocation by years until retirement:

Years Until Retirement	Equity Funds (Includes REITs)	Fixed‑Income Funds
45	99%	1%
40	99%	1%
35	99%	1%
30	99%	1%
25	96%	4%
20	90%	10%
15	81%	19%
10	71%	29%
5	59%	41%
0	40%	60%

BLACKROCK LIFEPATH INDEX 2035 FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BlackRock Funds III
BlackRock LifePath® Index 2035 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated February 24, 2026 to the Summary Prospectuses and Prospectuses of each Fund, as amended
Effective on or about June 1, 2026, certain Funds will begin to implement a revised target asset allocation that will incorporate a higher equity allocation, beginning 30 years from the target retirement date. Within the updated glidepath, equity exposure will be increased (relative to current equity exposure) beginning 30 years before retirement by up to approximately 6%, depending on the vintage of the Fund. The equity exposure at retirement remains unchanged. Accordingly, the following changes are made to each Fund’s Summary Prospectus and Prospectus, as applicable:
The glide path chart and target allocation table in the section of each Fund’s Summary Prospectus entitled “Key Facts About [the Fund] — Principal Investment Strategies of the Fund” and in the section of each Fund’s Prospectus entitled “Fund Overview — Key Facts About [the Fund] — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:
The following table lists the target allocation by years until retirement:

Years Until Retirement	Equity Funds (Includes REITs)	Fixed‑Income Funds
45	99%	1%
40	99%	1%
35	99%	1%
30	99%	1%
25	96%	4%
20	90%	10%
15	81%	19%
10	71%	29%
5	59%	41%
0	40%	60%

BLACKROCK LIFEPATH INDEX 2040 FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BlackRock Funds III
BlackRock LifePath® Index 2040 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated February 24, 2026 to the Summary Prospectuses and Prospectuses of each Fund, as amended
Effective on or about June 1, 2026, certain Funds will begin to implement a revised target asset allocation that will incorporate a higher equity allocation, beginning 30 years from the target retirement date. Within the updated glidepath, equity exposure will be increased (relative to current equity exposure) beginning 30 years before retirement by up to approximately 6%, depending on the vintage of the Fund. The equity exposure at retirement remains unchanged. Accordingly, the following changes are made to each Fund’s Summary Prospectus and Prospectus, as applicable:
The glide path chart and target allocation table in the section of each Fund’s Summary Prospectus entitled “Key Facts About [the Fund] — Principal Investment Strategies of the Fund” and in the section of each Fund’s Prospectus entitled “Fund Overview — Key Facts About [the Fund] — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:
The following table lists the target allocation by years until retirement:

Years Until Retirement	Equity Funds (Includes REITs)	Fixed‑Income Funds
45	99%	1%
40	99%	1%
35	99%	1%
30	99%	1%
25	96%	4%
20	90%	10%
15	81%	19%
10	71%	29%
5	59%	41%
0	40%	60%

BLACKROCK LIFEPATH INDEX 2045 FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BlackRock Funds III
BlackRock LifePath® Index 2045 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated February 24, 2026 to the Summary Prospectuses and Prospectuses of each Fund, as amended
Effective on or about June 1, 2026, certain Funds will begin to implement a revised target asset allocation that will incorporate a higher equity allocation, beginning 30 years from the target retirement date. Within the updated glidepath, equity exposure will be increased (relative to current equity exposure) beginning 30 years before retirement by up to approximately 6%, depending on the vintage of the Fund. The equity exposure at retirement remains unchanged. Accordingly, the following changes are made to each Fund’s Summary Prospectus and Prospectus, as applicable:
The glide path chart and target allocation table in the section of each Fund’s Summary Prospectus entitled “Key Facts About [the Fund] — Principal Investment Strategies of the Fund” and in the section of each Fund’s Prospectus entitled “Fund Overview — Key Facts About [the Fund] — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:
The following table lists the target allocation by years until retirement:

Years Until Retirement	Equity Funds (Includes REITs)	Fixed‑Income Funds
45	99%	1%
40	99%	1%
35	99%	1%
30	99%	1%
25	96%	4%
20	90%	10%
15	81%	19%
10	71%	29%
5	59%	41%
0	40%	60%

BLACKROCK LIFEPATH INDEX 2050 FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BlackRock Funds III
BlackRock LifePath® Index 2050 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated February 24, 2026 to the Summary Prospectuses and Prospectuses of each Fund, as amended
Effective on or about June 1, 2026, certain Funds will begin to implement a revised target asset allocation that will incorporate a higher equity allocation, beginning 30 years from the target retirement date. Within the updated glidepath, equity exposure will be increased (relative to current equity exposure) beginning 30 years before retirement by up to approximately 6%, depending on the vintage of the Fund. The equity exposure at retirement remains unchanged. Accordingly, the following changes are made to each Fund’s Summary Prospectus and Prospectus, as applicable:
The glide path chart and target allocation table in the section of each Fund’s Summary Prospectus entitled “Key Facts About [the Fund] — Principal Investment Strategies of the Fund” and in the section of each Fund’s Prospectus entitled “Fund Overview — Key Facts About [the Fund] — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:
The following table lists the target allocation by years until retirement:

Years Until Retirement	Equity Funds (Includes REITs)	Fixed‑Income Funds
45	99%	1%
40	99%	1%
35	99%	1%
30	99%	1%
25	96%	4%
20	90%	10%
15	81%	19%
10	71%	29%
5	59%	41%
0	40%	60%

BLACKROCK LIFEPATH INDEX 2055 FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BlackRock Funds III
BlackRock LifePath® Index 2055 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated February 24, 2026 to the Summary Prospectuses and Prospectuses of each Fund, as amended
Effective on or about June 1, 2026, certain Funds will begin to implement a revised target asset allocation that will incorporate a higher equity allocation, beginning 30 years from the target retirement date. Within the updated glidepath, equity exposure will be increased (relative to current equity exposure) beginning 30 years before retirement by up to approximately 6%, depending on the vintage of the Fund. The equity exposure at retirement remains unchanged. Accordingly, the following changes are made to each Fund’s Summary Prospectus and Prospectus, as applicable:
The glide path chart and target allocation table in the section of each Fund’s Summary Prospectus entitled “Key Facts About [the Fund] — Principal Investment Strategies of the Fund” and in the section of each Fund’s Prospectus entitled “Fund Overview — Key Facts About [the Fund] — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:
The following table lists the target allocation by years until retirement:

Years Until Retirement	Equity Funds (Includes REITs)	Fixed‑Income Funds
45	99%	1%
40	99%	1%
35	99%	1%
30	99%	1%
25	96%	4%
20	90%	10%
15	81%	19%
10	71%	29%
5	59%	41%
0	40%	60%

BlackRock LifePath Index 2060 Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BlackRock Funds III
BlackRock LifePath® Index 2060 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated February 24, 2026 to the Summary Prospectuses and Prospectuses of each Fund, as amended
Effective on or about June 1, 2026, certain Funds will begin to implement a revised target asset allocation that will incorporate a higher equity allocation, beginning 30 years from the target retirement date. Within the updated glidepath, equity exposure will be increased (relative to current equity exposure) beginning 30 years before retirement by up to approximately 6%, depending on the vintage of the Fund. The equity exposure at retirement remains unchanged. Accordingly, the following changes are made to each Fund’s Summary Prospectus and Prospectus, as applicable:
The glide path chart and target allocation table in the section of each Fund’s Summary Prospectus entitled “Key Facts About [the Fund] — Principal Investment Strategies of the Fund” and in the section of each Fund’s Prospectus entitled “Fund Overview — Key Facts About [the Fund] — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:
The following table lists the target allocation by years until retirement:

Years Until Retirement	Equity Funds (Includes REITs)	Fixed‑Income Funds
45	99%	1%
40	99%	1%
35	99%	1%
30	99%	1%
25	96%	4%
20	90%	10%
15	81%	19%
10	71%	29%
5	59%	41%
0	40%	60%

BlackRock LifePath Index 2065 Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BlackRock Funds III
BlackRock LifePath® Index 2065 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated February 24, 2026 to the Summary Prospectuses and Prospectuses of each Fund, as amended
Effective on or about June 1, 2026, certain Funds will begin to implement a revised target asset allocation that will incorporate a higher equity allocation, beginning 30 years from the target retirement date. Within the updated glidepath, equity exposure will be increased (relative to current equity exposure) beginning 30 years before retirement by up to approximately 6%, depending on the vintage of the Fund. The equity exposure at retirement remains unchanged. Accordingly, the following changes are made to each Fund’s Summary Prospectus and Prospectus, as applicable:
The glide path chart and target allocation table in the section of each Fund’s Summary Prospectus entitled “Key Facts About [the Fund] — Principal Investment Strategies of the Fund” and in the section of each Fund’s Prospectus entitled “Fund Overview — Key Facts About [the Fund] — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:
The following table lists the target allocation by years until retirement:

Years Until Retirement	Equity Funds (Includes REITs)	Fixed‑Income Funds
45	99%	1%
40	99%	1%
35	99%	1%
30	99%	1%
25	96%	4%
20	90%	10%
15	81%	19%
10	71%	29%
5	59%	41%
0	40%	60%

BlackRock LifePath Index 2070 Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BlackRock Funds III
BlackRock LifePath® Index 2070 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated February 24, 2026 to the Summary Prospectuses and Prospectuses of each Fund, as amended
Effective on or about June 1, 2026, certain Funds will begin to implement a revised target asset allocation that will incorporate a higher equity allocation, beginning 30 years from the target retirement date. Within the updated glidepath, equity exposure will be increased (relative to current equity exposure) beginning 30 years before retirement by up to approximately 6%, depending on the vintage of the Fund. The equity exposure at retirement remains unchanged. Accordingly, the following changes are made to each Fund’s Summary Prospectus and Prospectus, as applicable:
The glide path chart and target allocation table in the section of each Fund’s Summary Prospectus entitled “Key Facts About [the Fund] — Principal Investment Strategies of the Fund” and in the section of each Fund’s Prospectus entitled “Fund Overview — Key Facts About [the Fund] — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:
The following table lists the target allocation by years until retirement:

Years Until Retirement	Equity Funds (Includes REITs)	Fixed‑Income Funds
45	99%	1%
40	99%	1%
35	99%	1%
30	99%	1%
25	96%	4%
20	90%	10%
15	81%	19%
10	71%	29%
5	59%	41%
0	40%	60%